Effects of Fuel Options Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other income (expense)			$ 20,000		$ 3,218,000	$ 2,422,000
Gain (loss) recognized in other income (expense)	$ (275,000)	$ (366,000)	$ 581,000	$ 1,715,000